advance billings and customer deposits - Contract liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
advance billings and customer deposits
Contract liabilities at beginning of period	$ 974	$ 914
Revenue deferred in previous period and recognized in current period	(631)	(625)
Net additions arising from operations	737	678
Additions arising from business acquisitions	22	7
Contract liabilities at end of period	1,102	974
Current	987	886
Non-current
Deferred revenues	112	84
Deferred customer activation and connection fees	$ 3	$ 4